SCHEDULE OF OTHER INCOME, GAINS OR LOSSES (Details) (Parenthetical) - USD ($)			12 Months Ended
		Dec. 20, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Oct. 03, 2025	Sep. 08, 2025	Jul. 22, 2025	Jul. 15, 2025	Jan. 23, 2025	Jan. 21, 2025	Jul. 26, 2024	Jul. 15, 2024	May 31, 2024	Jul. 31, 2021
IfrsStatementLineItems [Line Items]
Number of shares issued		2,347,134	29,100,941	22,993,763		62,074	201,950,104	2,250,000		2,250,000	731,707
Issued capital, preference shares
Gain (loss) on fair value of preferred shares	[1]			$ 4,117,648	$ 4,101,000
Number of shares outstanding		2,583,820	29,100,941	22,993,763			201,950,104
Borrowings, interest rate basis		1:1
Convertible loan, percentage			8.00%	8.00%
Loss on fair value convertible loan notes				$ 639,000	374,000
Loss on fair value convertible loan notes	[2]			$ 639,000	$ 374,000
Notional amount		$ 4,350,000
Interest payable		751,781									$ 3,530,019
Convertible loan notes		$ 5,101,781	$ 0						$ 4,350,000		$ 3,000,000
Par value per share		$ 2.17								$ 0.00005
Number of converted shares issued		2,347,134
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding		2,583,820
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued													1,291,910		3,000
Issued capital, preference shares															$ 6,000,000
Number of shares outstanding		2,583,820	0
Par value per share												$ 0.00005

[1]

In July 2021, DSL allotted 3,000 Preferred Shares to a new shareholder for a consideration of $6,000,000. Preferred Shares were fair valued, using an equity allocation model at the end of each reporting period, which resulted in a gain of $4.1 million and $4.1 million for each of the year ended March 31, 2025 and 2024 respectively (2026: $Nil).

On December 20, 2024, following the Company’s registration statement Form F-1 being declared effective by the SEC, the outstanding 2,583,820 Preferred Shares were converted into Ordinary Shares on a 1:1 basis with 2,583,820 Ordinary Shares being issued. No Preferred Shares outstanding since then.

[2]	The Group issued 8% convertible loan notes. The notes were fair valued, using binomial option pricing model, at the end of each reporting period, resulting in a loss of $0.6 million and 0.4 million for each of the year ended March 31, 2025 and 2024 respectively (2026: $Nil).